EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Summary of financial information for equity method investees
A summary of financial information for our equity method investees in the aggregate is as follows (in millions):

Year Ended December 31,[1]	2024	2023	2022
Net operating revenues	$99,043	$93,862	$85,116
Cost of goods sold	58,527	55,780	52,051
Gross profit	$40,516	$38,082	$33,065
Operating income	$12,536	$11,868	$9,719
Consolidated net income	$8,439	$7,657	$6,373
Less: Net income attributable to noncontrolling interests	98	75	102
Net income attributable to common shareowners	$8,341	$7,582	$6,271
Company equity income (loss) — net	$1,770	$1,691	$1,472
[1] The financial information represents the results of the equity method investees during the Company’s period of ownership.

December 31,	2024	2023
Current assets	$33,720	$35,087
Noncurrent assets	72,039	74,464
Total assets	$105,759	$109,551
Current liabilities	$26,959	$26,929
Noncurrent liabilities	33,004	33,989
Total liabilities	$59,963	$60,918
Equity attributable to shareowners of investees	$44,295	$47,473
Equity attributable to noncontrolling interests	1,501	1,160
Total equity	$45,796	$48,633
Company equity method investments	$18,087	$19,671

Equity Method Investments Fair Value and Carrying Value
The following table presents the difference between calculated fair value, based on quoted closing prices of publicly traded shares, and our Company’s carrying value in investments in publicly traded companies accounted for under the equity method (in millions):

December 31, 2024	Fair Value	Carrying Value	Difference
Monster Beverage Corporation	$10,735	$5,186	$5,549
Coca-Cola Europacific Partners plc	6,755	3,655	3,100
Coca-Cola FEMSA, S.A.B. de C.V.	4,544	1,786	2,758
Coca-Cola HBC AG	2,675	1,147	1,528
Coca-Cola Consolidated, Inc.	2,373	342	2,031
Coca-Cola Bottlers Japan Holdings Inc.	536	332	204
Coca-Cola İçecek A.Ş.	954	257	697
Embotelladora Andina S.A.	168	90	78
Total	$28,740	$12,795	$15,945